Sale of RPK (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	$ 2,000,000
Debt	4,000,000
Deposit	500,000
Aggregate fee	446,250
Recognized a loss on sale of subsidiary	165,625
Loss from discontinued operations	(461,405)	$ (3,221,494)
Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo") [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	2,000,000
Aggregate fee	446,250
Recognized a loss on sale of subsidiary	(165,625)
Loss from discontinued operations	$ 461,405